Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI DAILY INCOME TRUST
Entity Central Index Key	0000701939
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000018365
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Institutional Class
Trading Symbol	SEOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 8,687,338,000
Holdings Count | Holding	104
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$8,687,338	104

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	20.2%
U.S. Treasury Obligations	37.3%
Repurchase Agreements	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BNP Paribas	6.9%
Natixis S.A.	5.8%
Goldman Sachs	5.2%
Citigroup Global Markets	3.5%
MUFG Securities Americas	3.1%
Barclays Bank	2.9%
U.S. Treasury Bill, 5.29%, 10/10/2024	2.9%
Mizuho Securities	2.9%
The Bank of Nova Scotia	2.9%
U.S. Treasury Notes, 5.34%, 7/31/2025	2.2%

C000162326
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Class CAA
Trading Symbol	GFAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class CAA Shares of the Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Class CAA Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 8,687,338,000
Holdings Count | Holding	104
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$8,687,338	104

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	20.2%
U.S. Treasury Obligations	37.3%
Repurchase Agreements	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BNP Paribas	6.9%
Natixis S.A.	5.8%
Goldman Sachs	5.2%
Citigroup Global Markets	3.5%
MUFG Securities Americas	3.1%
Barclays Bank	2.9%
U.S. Treasury Bill, 5.29%, 10/10/2024	2.9%
Mizuho Securities	2.9%
The Bank of Nova Scotia	2.9%
U.S. Treasury Notes, 5.34%, 7/31/2025	2.2%

C000240469
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Sweep Class
Trading Symbol	AABXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sweep Class Shares of the Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Sweep Class Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 8,687,338,000
Holdings Count | Holding	104
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$8,687,338	104

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	20.2%
U.S. Treasury Obligations	37.3%
Repurchase Agreements	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BNP Paribas	6.9%
Natixis S.A.	5.8%
Goldman Sachs	5.2%
Citigroup Global Markets	3.5%
MUFG Securities Americas	3.1%
Barclays Bank	2.9%
U.S. Treasury Bill, 5.29%, 10/10/2024	2.9%
Mizuho Securities	2.9%
The Bank of Nova Scotia	2.9%
U.S. Treasury Notes, 5.34%, 7/31/2025	2.2%

C000018374
Shareholder Report [Line Items]
Fund Name	Government II Fund
Class Name	Class F
Trading Symbol	TCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Government II Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,025,768,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$1,025,768	87

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	35.0%
U.S. Treasury Obligations	65.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.28%, 8/22/2024	6.5%
U.S. Treasury Notes, 5.35%, 10/31/2024	5.8%
U.S. Treasury Bill, 5.30%, 8/15/2024	5.8%
FHLB	4.9%
U.S. Treasury Bill, 5.30%, 8/13/2024	3.9%
U.S. Treasury Bill, 5.29%, 8/20/2024	3.2%
U.S. Treasury Bill, 5.28%, 8/6/2024	2.9%
FHLB	2.9%
U.S. Treasury Bill, 5.31%, 9/5/2024	2.9%
U.S. Treasury Bill, 5.11%, 8/1/2024	2.6%

C000018368
Shareholder Report [Line Items]
Fund Name	Treasury II Fund
Class Name	Class F
Trading Symbol	SCPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Treasury II Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 400,744,000
Holdings Count | Holding	45
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$400,744	45

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	106.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.30%, 9/5/2024	10.0%
U.S. Treasury Bill, 5.31%, 9/17/2024	8.1%
U.S. Treasury Bill, 5.30%, 9/24/2024	7.2%
U.S. Treasury Bill, 0.64%, 9/12/2024	6.8%
U.S. Treasury Notes, 5.35%, 10/31/2024	6.6%
U.S. Treasury Bill, 5.20%, 8/1/2024	6.2%
U.S. Treasury Bill, 5.29%, 8/6/2024	5.4%
U.S. Treasury Bill, 5.29%, 8/20/2024	5.3%
U.S. Treasury Bill, 5.30%, 9/10/2024	4.7%
U.S. Treasury Bill, 5.31%, 8/27/2024	4.5%

C000022551
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class F
Trading Symbol	SECPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 206,671,000
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$206,671	560	24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Commercial Paper	0.6%
Municipal Bonds	0.6%
Mortgage-Backed Securities	14.4%
U.S. Treasury Obligations	15.0%
Corporate Obligations	32.2%
Asset-Backed Securities	36.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	12/15/25	3.5%
U.S. Treasury Bill	5.310%	09/10/24	2.2%
U.S. Treasury Notes	0.250%	09/30/25	2.1%
U.S. Treasury Notes	4.250%	05/31/25	2.0%
U.S. Treasury Bill	5.224%	11/19/24	1.0%
U.S. Treasury Bill	5.203%	11/26/24	1.0%
U.S. Treasury Notes	2.875%	06/15/25	1.0%
FHLMC	2.250%	03/25/25	0.8%
FHLMC	4.050%	07/21/25	0.8%
GE HealthCare Technologies	5.550%	11/15/24	0.8%

C000158211
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class Y
Trading Symbol	SECYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 206,671,000
Holdings Count | Holding	560
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$206,671	560	24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Commercial Paper	0.6%
Municipal Bonds	0.6%
Mortgage-Backed Securities	14.4%
U.S. Treasury Obligations	15.0%
Corporate Obligations	32.2%
Asset-Backed Securities	36.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	12/15/25	3.5%
U.S. Treasury Bill	5.310%	09/10/24	2.2%
U.S. Treasury Notes	0.250%	09/30/25	2.1%
U.S. Treasury Notes	4.250%	05/31/25	2.0%
U.S. Treasury Bill	5.224%	11/19/24	1.0%
U.S. Treasury Bill	5.203%	11/26/24	1.0%
U.S. Treasury Notes	2.875%	06/15/25	1.0%
FHLMC	2.250%	03/25/25	0.8%
FHLMC	4.050%	07/21/25	0.8%
GE HealthCare Technologies	5.550%	11/15/24	0.8%

C000022552
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class F
Trading Symbol	TCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 643,753,000
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$643,753	413	69%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.3%
Repurchase Agreements	10.2%
U.S. Treasury Obligations	16.5%
Mortgage-Backed Securities	77.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	12/15/26	8.4%
U.S. Treasury Notes	4.000%	02/15/26	7.0%
BNP Paribas	5.340%	02/03/20	5.1%
Deutsche Bank	5.340%	02/03/20	5.1%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.3%
FNMA	3.500%	11/01/31	1.7%
FNMA	2.500%	01/01/28	1.6%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.6%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.5%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	5.862%	12/25/43	1.4%

C000147419
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class Y
Trading Symbol	SDGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 643,753,000
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$643,753	413	69%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.3%
Repurchase Agreements	10.2%
U.S. Treasury Obligations	16.5%
Mortgage-Backed Securities	77.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	12/15/26	8.4%
U.S. Treasury Notes	4.000%	02/15/26	7.0%
BNP Paribas	5.340%	02/03/20	5.1%
Deutsche Bank	5.340%	02/03/20	5.1%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.3%
FNMA	3.500%	11/01/31	1.7%
FNMA	2.500%	01/01/28	1.6%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.6%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.5%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	5.862%	12/25/43	1.4%

C000022554
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class F
Trading Symbol	SEGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the GNMA Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 16,929,000
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$16,929	285	202%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
U.S. Treasury Obligation	0.6%
Repurchase Agreement	4.1%
Mortgage-Backed Securities	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA	2.000%	12/20/50	6.4%
GNMA	2.000%	08/20/50	4.7%
GNMA	2.500%	08/20/50	4.2%
BNP Paribas	5.340%	08/01/08	4.1%
GNMA	3.500%	07/20/47	4.1%
GNMA	4.000%	09/20/42	3.6%
GNMA	3.000%	12/20/50	3.5%
GNMA	6.000%	08/15/54	3.2%
GNMA	2.500%	09/20/51	3.1%
GNMA	3.500%	06/20/47	2.7%

C000147421
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class Y
Trading Symbol	SGMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the GNMA Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 16,929,000
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$16,929	285	202%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
U.S. Treasury Obligation	0.6%
Repurchase Agreement	4.1%
Mortgage-Backed Securities	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA	2.000%	12/20/50	6.4%
GNMA	2.000%	08/20/50	4.7%
GNMA	2.500%	08/20/50	4.2%
BNP Paribas	5.340%	08/01/08	4.1%
GNMA	3.500%	07/20/47	4.1%
GNMA	4.000%	09/20/42	3.6%
GNMA	3.000%	12/20/50	3.5%
GNMA	6.000%	08/15/54	3.2%
GNMA	2.500%	09/20/51	3.1%
GNMA	3.500%	06/20/47	2.7%